CONDENSED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 37,982	$ 749,510
Prepaid expenses	57,577	536,382
Total current assets	95,559	1,285,892
Investments held in Trust Account	1,013,382,491	1,000,284,779
Total assets	1,013,478,050	1,001,570,671
Current liabilities
Accrued expenses	8,114,773	3,476,416
Accrued expenses - related party	60,921	46,900
Working capital loan	1,500,000	0
Total current liabilities	9,675,694	3,523,316
Warrant liabilities	16,475,933	31,704,522
Deferred underwriting commissions	35,000,000	35,000,000
Total liabilities	61,151,627	70,227,838
Shareholders' deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Accumulated deficit	(60,958,568)	(68,659,667)
Total shareholders' deficit	(60,956,068)	(68,657,167)
Total liabilities and shareholders' deficit	1,013,478,050	1,001,570,671
Class A Ordinary Shares Subject To Redemotion
Current liabilities
Class A ordinary shares, $0.0001 par value; 100,000,000 shares subject to possible redemption at $10.13 and $10.00 per share at December 31, 2022 and 2021, respectively	1,013,282,491	1,000,000,000
Class A Ordinary Shares included as part of the units
Shareholders' deficit
Common stock	0	0
Class B Ordinary Shares
Shareholders' deficit
Common stock	$ 2,500	$ 2,500